Share-Based Payment - Summary Of Share Based Payment (Detail) - Restricted Stock Units [Member]	6 Months Ended
Jun. 30, 2022
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	148,148
Granted	0
Settled during the period	0
Transferred during the period	0
Forfeited during the period	(15,386)
Ending balance	132,762
December 2022 [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	44,254
December 2023 [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	44,254
December 2024 [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	44,254